UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21190

                             SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                             New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                                             New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

June 30, 2017 (Unaudited)

				% of
				Shareholders’
	Cost		Fair Value	Capital
Investments in Investment Funds - ‡

Event Driven
400 Capital Credit Opportunities Fund LP - b,e	$108,809,834	$	119,676,574	2.31%
400 Capital Credit Opportunities Fund Ltd. - b,e	130,569,278		154,201,707	2.98
Alden Global CRE Opportunities Fund (Cayman), L.P. - d	7,240,297		7,375,555	0.14
Alden Global CRE Opportunities Fund, LP - d	6,990,619		7,122,204	0.14
Amber Global Opportunities Fund LTD - Class L(R) - b,e	23,250,000		23,536,029	0.45
Axonic Credit Opportunities Fund L.P. - b	74,947,846		99,796,325	1.93
Axonic Credit Opportunities Overseas Fund, Ltd. - b	129,988,678		147,567,781	2.85
Candlewood Structured Credit Harvest Fund, LP - b	60,204,127		66,863,951	1.29
Cerberus CMBS Opportunities Fund, L.P. - b,e	33,000,000		35,361,232	0.68
CPIM Structured Credit Fund 1000 Inc. - d	7,956		526	0.00*
CPIM Structured Credit Fund 1500 Inc. - d	31,558		628	0.00*
Ellington Credit Opportunities Fund Ltd - b,e	54,177,256		55,526,485	1.07
Ellington Credit Opportunities Partners, L.P. - b,e	22,210,103		22,687,346	0.44
GoldenTree Offshore Fund, Ltd. - Class C - b	25,261,711		28,361,643	0.55
GoldenTree Offshore Fund, Ltd. - Side pocket 8 - d	885,331		3,240,818	0.06
LLSD L.P. - c	763,489		987,596	0.02
LLSOF L.P. - c	174,530		225,711	0.00*
Marathon European Credit Opportunity Fund II LP - c	61,935,359		73,625,492	1.42
Marathon European Credit Opportunity Fund, LP - c	14,168,369		18,501,260	0.36
Marathon Securitized Credit Fund, L.P. - b,e	20,616,632		22,437,548	0.43
Marathon Securitized Credit Fund, Ltd. - b,e	215,443,873		265,396,399	5.13
Metacapital Mortgage Value Fund, L.P. - b	1,572,478		2,079,149	0.04
Metacapital Mortgage Value Fund, Ltd. - b	2,731,679		2,826,099	0.05
Polygon European Equity Opportunity Fund Class A - b,e	77,566,250		82,696,424	1.60
Polygon European Equity Opportunity Fund Class B - b,e	41,249,688		45,840,558	0.89
Prophet Credit Partners LP - b	36,900,000		50,651,840	0.98
Prophet Opportunity Partners (Offshore) LP - b	33,000,000		39,517,136	0.76
Prophet Opportunity Partners LP - b	100,000,000		123,390,988	2.38
Seer Capital Partners Fund L.P. - b	126,582,885		143,122,906	2.77
Seer Capital Partners Offshore Fund Ltd. - b	135,765,766		145,567,606	2.81
SMS Ltd. - b,e	13,978,677		17,971,171	0.35
Sola 1 Class T2 - b,e	261,163,287		313,755,925	6.06
Solus LLC - b,e	183,440,698		233,183,766	4.51
Third Point Hellenic Recovery US Feeder Fund, L.P. - c	29,008,037		31,109,205	0.60
Third Point Partners Qualified LP - b	76,329,751		79,768,361	1.54
Tilden Park Investment Fund LP - b,e	81,000,000		92,378,733	1.79
Waterfall Eden Fund, L.P. - b,e	115,931,624		142,138,087	2.75
Waterfall Eden Fund, Ltd. - b,e	83,612,989		99,230,572	1.92
York European Opportunities Fund LP - b	86,299,196		89,850,779	1.74
York European Opportunities Unit Trust - b	9,474,042		10,559,220	0.20

Total Event Driven	2,486,283,893		2,898,131,335	55.99

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

			% of
			Shareholders’
	Cost	Fair Value	Capital
Investments in Investment Funds - ‡ (continued)

Relative Value
Discus Non-US Side Holdings Ltd. - Class S - d	$10,293	$15,873	0.00%*
EJF Debt Opportunities Fund, L.P. - b	122,431,650	159,170,949	3.07
EJF Debt Opportunities Offshore Fund, Ltd. - b	269,515,369	297,394,210	5.75
Ellington Mortgage Opportunities Fund, Ltd. - b,e	13,265,580	13,956,855	0.27
Ellington Mortgage Opportunities Partners, LLC - b,e	7,531,269	7,915,551	0.15
Hildene Opportunities Fund II, L.P. - b,e	58,000,000	60,409,892	1.17
Hildene Opportunities Fund LP - b,e	109,000,000	124,749,729	2.41
Hildene Opportunities Offshore Fund II, Ltd. - b,e	79,000,000	82,208,701	1.59
Hildene Opportunities Offshore Fund Ltd - b,e	97,000,000	112,174,010	2.17
Linden International Ltd. - b,e	41,500,000	48,123,466	0.93
Linden Investors LP - b,e	124,000,000	144,600,164	2.79
MBS Agency Master Fund L.P. - b	142,768,940	176,699,551	3.41
Metacapital Mortgage Opportunities Fund, L.P. Class B - b,e	33,597,403	56,584,011	1.09
Metacapital Mortgage Opportunities Fund, Ltd. Class E - b,e	101,061,964	188,223,533	3.64
Midway Market Neutral Institutional Fund LLC - a	55,090,234	60,058,949	1.16
Midway Market Neutral International Fund, Ltd. - a	31,129,453	50,216,721	0.97
Millennium International, Ltd. - b,e	36,240,000	39,328,400	0.76
Parallax Fund LP - b	10,206,363	10,232,759	0.20
SPM Macro Fund, L.P. - b	26,000,000	32,488,072	0.63
SPM Macro Offshore Fund, SPC. - b	6,000,000	7,506,100	0.14
Structured Servicing Holdings Offshore Ltd - a	66,278,917	160,846,373	3.11
Structured Servicing Holdings, L.P. - a	3,350,815	14,876,173	0.29
Tempo Volatility Fund LLC - a	11,258,947	12,018,606	0.23
Tempo Volatility Fund Ltd. - a	410,334	434,601	0.01
Tilden Park Liquid Mortgage Master Fund LP - a,e	33,611,111	36,231,972	0.70
WAF Fund, LP - a,e	8,893,031	11,835,379	0.23
WAF Offshore Fund, Ltd. - a,e	6,168,779	7,720,034	0.15

Total Relative Value	1,493,320,452	1,916,020,634	37.02

Total Investments in Investment Funds - **	$3,979,604,345†	$4,814,151,969	93.01

Investments in Securities

Bonds
Carrington Holding Company LLC 144A PIK Global Note - f	10,625,967	1,323,200	0.02

Total Investments in Securities	$10,625,967	$1,323,200	0.02

Other Assets, less Liabilities		360,707,340	6.97

Shareholders’ Capital		$5,176,182,509	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a	Redemptions permitted monthly.
b	Redemptions permitted quarterly.
c	Term vehicles with multi-year hard lock, subject to periodic distributions. The Company held $124,449,264 (2.59% of total Investments in Investment Funds) of term vehicles at June 30, 2017.
d

Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $17,755,604 (0.37% of total Investments in Investment Funds) of illiquid investments at June 30, 2017.

e	Subject to gated redemptions.
f	Illiquid, directly held senior unsecured notes.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

June 30, 2017 (Unaudited)

‡	The Company’s Investments in Investment Funds are exempt from registration under the Securities Act of 1933, as amended, and contain restrictions on resale and cannot be sold publicly.
*	Amounts are less than 0.005%.
**	All Investments in Investment Funds are non-income producing.
†	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2017, as computed for federal tax purposes, were as follows:

Aggregate cost	$4,693,637,973

Gross unrealized appreciation	$125,230,187
Gross unrealized depreciation	(3,392,992)

Net unrealized appreciation	$121,837,195

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments

June 30, 2017 (Unaudited)

1.	Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (the “Company”) discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of June 30, 2017, in valuing the Company’s securities by Accounting Standards Update (“ASU”) 820 fair value hierarchy levels:

			Level 3
		Level 2	Significant	Investments
	Level 1	Significant	Unobservable	Measured at Net	Total Fair Value
Description	Quoted Prices	Observable Inputs	Inputs	Asset Value	at June 30, 2017

Investments in Securities	$—	$—	$1,323,200	$—	$1,323,200

Investments in Investment Funds	$—	$—	$—	$4,814,151,969	$4,814,151,969

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments (continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which significant observable inputs (Level 3) were used in determining fair value:

	Total Fair				Net change in	Total Fair
	Value at				unrealized	Value at
	March 31,			Net realized	appreciation/	June 30,
	2017	Purchases	Sales	gain/(loss)	(depreciation)	2017

Investments in securities	$2,069,488	$–	$–	$–	$(746,288)	$1,323,200

The Company recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. There were no transfers between any levels for the period ended June 30, 2017.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of June 30, 2017 and measured at fair value using the net asset value per share practical expedient. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Event Driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 45 to 90 day notice period. Investment Funds in this strategy, representing 1 percent of the Investment Funds in this strategy are illiquid or side pocket investments with suspended redemptions. Approximately 4 percent in this strategy are term vehicles with multi-year hard locks subject to periodic distributions. Approximately 60 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 35 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Relative Value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 45 to 90 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. Approximately 49 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 51 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments (continued)

June 30, 2017 (Unaudited)

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly changed and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly changed (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

In May 2015, the Financial Accounting Standard Board (“FASB”) issued ASU No. 2015-07 (“ASU 2015-07”), Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The ASU 2015-07 amendments remove the previous requirement to categorize all investments for which fair value is measured using the NAV per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The amendments apply to reporting entities that elect to measure the fair value of an investment through the NAV per share (or its equivalent) practical expedient (common practice for investment companies). ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015, and early adoption is permitted. As permitted, the Company elected to adopt ASU 2015-07 commencing with its March 31, 2016 financial statements. The Company’s investments in Investment Funds carried at fair value in the amount of $4,814,151,969 have not been categorized in the fair value hierarchy.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	8/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	8/17/2017

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date	8/17/2017

* Print the name and title of each signing officer under his or her signature.